Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Supplemental Financial Information [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION
NOTE 17. SUPPLEMENTAL FINANCIAL INFORMATION
Cash, Cash Equivalents and Restricted Cash

	As of
	March 31, 2023	December 31, 2022
Cash and cash equivalents	$2,324	$1,440
Short-term restricted cash	3	5

Total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated and Combined Statements of Financial Position	2,327	1,445

Long-term restricted cash (a)	7	6
Total cash, cash equivalents, and restricted cash as presented on the Condensed Consolidated and Combined Statements of Cash Flows	$2,334	$1,451

(a)	Long-term restricted cash is recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.
Inventories

	As of
	March 31, 2023	December 31, 2022
Raw materials	$1,097	$1,053
Work in process	107	91
Finished goods	1,052	1,011

Inventories (a)	$2,256	$2,155

(a)	Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.
ALL OTHER CURRENT AND
NON-CURRENT
ASSETS.
All other current assets primarily include prepaid expenses and deferred costs, financing receivables, and derivative instruments. All other assets primarily include pension assets, equity method and other investments, financing receivables, long-term customer and sundry receivables, long-term inventories, and long-term contract and other deferred assets. All other current and non-current
assets increased in the three months ended March 31, 2023, primarily due to assets transferred from GE as a result of the
Spin-Off.
Refer to Note 1, “Organization and Basis of Presentation” for further information.
ALL OTHER CURRENT AND
NON-CURRENT
LIABILITIES.
All other current liabilities and All other liabilities primarily include liabilities related to employee compensation and benefits, long-term contract liabilities, income taxes payable and uncertain tax positions, operating lease liabilities, sales allowances, equipment projects and other commercial liabilities, environmental, health and safety obligations, derivative instruments, product warranties, and accrued freight and utilities. All other current and non-current
liabilities increased in the three months ended March 31, 2023, primarily due to liabilities transferred from GE as a result of the
Spin-Off
and the exercise of certain redeemable noncontrolling interests. Refer to Note 1, “Organization and Basis of Presentation” and “Redeemable noncontrolling interests” below for further information.
SUPPLY CHAIN FINANCE PROGRAMS.
The Company participates in voluntary supply chain finance programs which provide participating suppliers the opportunity to sell their GE HealthCare receivables to third parties at the sole discretion of both the suppliers and the third parties. We evaluate supply chain finance programs to ensure the use of a third-party intermediary to settle our trade payables does not change the nature, existence, amount, or timing of our trade payables and does not provide the Company with any direct economic benefit. If any characteristics of the trade payables change or we receive a direct economic benefit, we reclassify the trade payables as borrowings. In connection with the supply chain finance program, payment terms normally range from 30 to 150 days, not exceeding
180 days
, depending on the underlying supplier agreements. Included in Accounts payable as of March 31, 2023 and December 31, 2022 were $390 million and $392 million, respectively, of confirmed supplier invoices that are outstanding and subject to the third-party programs.
REDEEMABLE NONCONTROLLING INTERESTS.
The Company has noncontrolling interests with redemption features. These redemption features, such as put options, could require the Company to purchase the noncontrolling interests upon the occurrence of certain events, such as a change of control of the Company. All noncontrolling interests with redemption features that are not solely within our control are recognized within the Condensed Consolidated and Combined Statements of Financial Position between liabilities and equity. Redeemable noncontrolling interests are initially recorded at the issuance date fair value. Those that are currently redeemable or probable of becoming redeemable are subsequently adjusted to the greater of current redemption value or initial carrying value. A change of control is generally not considered probable until it occurs.
The activity attributable to redeemable noncontrolling interests for the three months ended March 31, 2023 and 2022 is
presented below.
Redeemable Noncontrolling Interests

	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$230	$220
Net income attributable to redeemable noncontrolling interests	10	9
Redemption value adjustments (a)	183	—
Exercise of redeemable noncontrolling interests (b)	(222)	—

Balance at end of period	$201	$229

(a)
As of January 3, 2023, certain redeemable noncontrolling interests were probable of becoming redeemable due to the change of control that occurred upon consummation of the
Spin-Off.
These redeemable noncontrolling interests were remeasured to their current redemption value resulting in a redemption value adjustment of $183 million. The remeasurement was accounted for as a deemed preferred stock dividend of redeemable noncontrolling interest and recorded as an adjustment to retained earnings.

(b)
In February 2023, the redeemable noncontrolling interest holder exercised its option redemption provision. The expected redemption payment of $222 million is expected to be made in the second quarter of 2023 and has been recognized within All other current liabilities.

Other Income (Expense) — Net

	For the three months ended March 31,
	2023	2022
Net interest and investment income (expense)	$13	$(2)
Equity method investment income	4	3
Change in fair value of assumed obligation	(13)	—
Other items, net (a)	4	25

Total other income (expense) — net	$8	$26

(a)	Other items, net primarily consists of licensing and royalty income and gains and losses related to derivatives for the three months ended March 31, 2022.

NOTE 16. SUPPLEMENTAL FINANCIAL INFORMATION
Inventories

	As of
	December 31, 2022	December 31, 2021
Raw materials	$1,053	$900
Work in process	91	104
Finished goods	1,011	942

Inventories (a)	$2,155	$1,946

(a)
Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Combined Statements of Financial Position. See the supplemental table for “All Other Current and
Non-Current
Assets” for further information.

Property, Plant, and Equipment – Net

As of December 31	Depreciable lives (in years)	Original Cost		Accumulated Depreciation		Net Carrying Value
		2022	2021	2022	2021	2022	2021
Land and improvements (a)	8	$70	$77	$(1)	$(1)	$69	$76
Buildings, structures and related equipment	8-40	1,889	1,756	(1,109)	(1,006)	780	750
Machinery and equipment (b)	4-20	2,541	2,466	(1,791)	(1,746)	750	720
Leasehold costs and manufacturing plants under construction	1-10	489	394	(87)	(63)	402	331

Property, plant, and equipment – net, exclusive of ROU operating lease assets		$4,989	$4,693	$(2,988)	$(2,816)	$2,001	$1,877

ROU operating lease assets (c)						313	358

Property, plant, and equipment – net						$2,314	$2,235

(a)	Depreciable lives exclude land.
(b)
Equipment leased to customers is classified as Machinery and equipment and is reported at cost less accumulated depreciation, and was $39 million and $40 million as of December 31, 2022 and 2021, respectively.

(c)	See Note 7, “Leases” for further information.
During the fourth quarter of 2022, $57 million of Property, plant, and equipment – net transferred from GE to GE HealthCare related to the Separation. Depreciation and amortization related to Property, plant, and equipment – net was $228 million, $225 million, and $222 million for the years ended December 31, 2022, 2021, and 2020, respectively.

All Other Current and
Non-Current
Assets

	As of
	December 31, 2022	December 31, 2021
Prepaid expenses and deferred costs	$163	$163
Financing receivables – net	97	99
Derivative instruments	63	87
Other (a)	94	88

All other current assets	$417	$437

Equity method and other investments	322	341
Financing receivables – net	196	186
Long-term receivables – net	145	138
Long-term inventories	104	123
Long-term contract and other deferred assets	119	96
Other (b)	138	163

All other non-current assets	$1,024	$1,047

(a)	Current Other primarily consists of miscellaneous deferred charges.
(b)	Non-current Other primarily consists of long-term prepaid expenses, pension and other postretirement benefit plans with a surplus funded status, and advances to suppliers.
Equity Method Investments

		Equity method investment balance		Equity method income (loss)
As of December 31	Ownership Percentage	2022	2021	2022	2021	2020
Nihon Medi-Physics Limited	50%	$162	$200	$16	$22	$8
Other		20	23	(3)	5	(1)

Total		$182	$223	$13	$27	$7

All Other Current and
Non-Current
Liabilities

	As of
	December 31, 2022	December 31, 2021
Employee compensation and benefit liabilities (a)	$853	$884
Sales allowances, equipment projects, and other commercial liabilities	296	302
Uncertain and other income taxes and related liabilities	237	245
Product warranties	193	161
Accrued freight and utilities	150	118
Operating lease liabilities	104	104
Derivative instruments	86	56
Environmental and asset retirement obligations	34	35
Other (b)	237	257

All other current liabilities	$2,190	$2,162

	As of
	December 31, 2022	December 31, 2021
Non-current contract liabilities	$630	$632
Operating lease liabilities	243	262
Environmental and asset retirement obligations	251	238
Uncertain and other income taxes and related liabilities	182	133
Finance lease obligations	39	34
Sales allowances, equipment projects, and other commercial liabilities	36	30
Other (c)	222	155

All other non-current liabilities	$1,603	$1,484

(a)	Employee compensation and benefit liabilities primarily consists of accrued payroll, commissions, employee compensation and benefits, and pension and other postretirement benefit obligations.
(b)	Current Other primarily consists of miscellaneous accrued costs and interest payable.
(c)	Non-current Other primarily consists of liabilities related to derivative instruments.
REDEEMABLE NONCONTROLLING INTERESTS.
The Company has noncontrolling interests with redemption features. These redemption features, such as put options, could require the Company to purchase the noncontrolling interests upon the occurrence of certain events, such as a change of control of the Company. All noncontrolling interests with redemption features that are not solely within our control are recognized within the Combined Statements of Financial Position between liabilities and equity. Redeemable noncontrolling interests are initially recorded at the issuance date fair value. Those that are currently redeemable or probable of becoming redeemable are subsequently adjusted to the greater of current redemption value or initial carrying value. As of December 31, 2022, the Company does not believe it is probable the redemption features related to these noncontrolling interests will be triggered. In particular, a change of control is generally not considered probable until it occurs. As such, these noncontrolling interests have not been remeasured to redemption value.
As of January 3, 2023, certain redeemable noncontrolling interests are considered probable of becoming redeemable due to the change of control that occurred upon consummation of the Separation. At the time of the Separation, these redeemable noncontrolling interests were remeasured to their current redemption value resulting in incremental redemption value of $176 million.
The activity attributable to redeemable noncontrolling interests for the years ended December 31, 2022, 2021, and 2020 is presented below.
Redeemable Noncontrolling Interests

	2022	2021	2020
Balance as of January 1	$220	$223	$217
Net income attributable to redeemable noncontrolling interests	47	39	48
Distributions to and exercise of redeemable noncontrolling interests	(37)	(42)	(42)

Balance as of December 31	$230	$220	$223

Other Income (Expense) – Net

	For the years ended December 31
	2022	2021	2020
Net interest and investment (expense) income	$(9)	$34	$49
Equity method investment income	13	27	7
Other items, net (a)	58	62	5

Total other income (expense) – net	$62	$123	$61

(a)	Other items, net primarily consists of licensing and royalty income and gains and losses related to derivatives.